Exhibit 99.1

CNH Equipment Trust 2010-A
$268,750,000 Class A-1 0.35377% Asset Backed Notes due April 15, 2011
$172,000,000 Class A-2 0.810% Asset Backed Notes due August 15, 2012
$0 Class A-2b Floating Rate Asset Backed Notes
$396,000,000 Class A-3 1.54% Asset Backed Notes due July 15, 2014
$0 Class A-3b Floating Rate Asset Backed Notes
$205,210,000 Class A-4 2.49% Asset Backed Notes due January 15, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$32,224,000 Class B 4.04% Asset Backed Notes due September 15, 2016
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
Cutoff Date		5/31/2012
Date Added		2/28/2010
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	1,977,295.88	0.00	0.00	0.00
	1	4,678,746.15	0.00	0.00	0.00
	2	6,223,620.22	0.00	0.00	0.00
	3	4,710,421.12	0.00	0.00	0.00
	4	11,982,664.95	0.00	0.00	0.00
	5	13,467,233.57	0.00	0.00	0.00
	6	16,656,670.88	0.00	0.00	0.00
	7	24,805,222.05	0.00	0.00	0.00
	8	13,692,084.25	0.00	0.00	0.00
	9	6,932,869.30	0.00	0.00	0.00
	10	4,196,173.37	0.00	0.00	0.00
	11	3,524,137.95	0.00	0.00	0.00
	12	2,943,786.47	0.00	0.00	0.00
	13	3,978,729.93	0.00	0.00	0.00
	14	4,450,084.29	0.00	0.00	0.00
	15	3,536,139.54	0.00	0.00	0.00
	16	8,140,704.65	0.00	0.00	0.00
	17	11,038,066.54	0.00	0.00	0.00
	18	13,888,034.85	0.00	0.00	0.00
	19	20,400,169.70	0.00	0.00	0.00
	20	11,073,893.31	0.00	0.00	0.00
	21	5,592,468.29	0.00	0.00	0.00
	22	3,051,343.09	0.00	0.00	0.00
	23	2,505,441.81	0.00	0.00	0.00
	24	2,015,683.63	0.00	0.00	0.00
	25	2,741,731.25	0.00	0.00	0.00
	26	3,092,460.76	0.00	0.00	0.00
	27	2,511,737.46	0.00	0.00	0.00
	28	6,550,330.25	0.00	0.00	0.00
	29	8,683,790.80	0.00	0.00	0.00
	30	11,076,311.98	0.00	0.00	0.00
	31	14,723,298.62	0.00	0.00	0.00
	32	7,727,836.22	0.00	0.00	0.00
	33	3,301,878.79	0.00	0.00	0.00
	34	885,863.44	0.00	0.00	0.00
	35	521,668.08	0.00	0.00	0.00
	36	536,262.79	0.00	0.00	0.00
	37	607,797.32	0.00	0.00	0.00
	38	560,935.59	0.00	0.00	0.00
	39	592,376.72	0.00	0.00	0.00
	40	1,129,732.15	0.00	0.00	0.00
	41	1,748,715.20	0.00	0.00	0.00
	42	2,161,170.07	0.00	0.00	0.00
	43	3,150,273.95	0.00	0.00	0.00
	44	1,450,643.46	0.00	0.00	0.00
	45	480,368.06	0.00	0.00	0.00
	46	482.58	0.00	0.00	0.00
	47	480.88	0.00	0.00	0.00
	48	13,506.43	0.00	0.00	0.00
	49	113.11	0.00	0.00	0.00
	50	113.11	0.00	0.00	0.00
	51	113.11	0.00	0.00	0.00
	52	458.42	0.00	0.00	0.00
	53	0.00	0.00	0.00	0.00
	54	0.00	0.00	0.00	0.00
	55	0.00	0.00	0.00	0.00
	56	0.00	0.00	0.00	0.00
	57	0.00	0.00	0.00	0.00
	58	0.00	0.00	0.00	0.00
	59	0.00	0.00	0.00	0.00
	60	0.00	0.00	0.00	0.00
	61	0.00	0.00	0.00	0.00
	62	0.00	0.00	0.00	0.00
	63	0.00	0.00	0.00	0.00
	64	0.00	0.00	0.00	0.00
	65	0.00	0.00	0.00	0.00
	66	0.00	0.00	0.00	0.00
	67	0.00	0.00	0.00	0.00
	68	0.00	0.00	0.00	0.00
	69	0.00	0.00	0.00	0.00
	70	0.00	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	0.00	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	0.00	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	279,712,136.39	0.00	0.00	0.00
Discount Rate		5.700%	5.700%	5.700%	5.700%
Beginning Contract Value		265,818,566.72	0.00	0.00	0.00
Scheduled Contract Value Decline		4,270,405.05	0.00	0.00	0.00
Unscheduled Contract Value Decline		2,918,798.38	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		258,629,363.28	0.00	0.00	0.00
Aggregate Outstanding Balance		262,918,785.28

CNH Equipment Trust 2010-A
$268,750,000 Class A-1 0.35377% Asset Backed Notes due April 15, 2011
$172,000,000 Class A-2 0.810% Asset Backed Notes due August 15, 2012
$0 Class A-2b Floating Rate Asset Backed Notes
$396,000,000 Class A-3 1.54% Asset Backed Notes due July 15, 2014
$0 Class A-3b Floating Rate Asset Backed Notes
$205,210,000 Class A-4 2.49% Asset Backed Notes due January 15, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$32,224,000 Class B 4.04% Asset Backed Notes due September 15, 2016
$0 Asset Backed Certificate

Dated Date (30/360)	5/15/2012
Dated Date (act/360)	5/15/2012
Scheduled Payment Date	6/15/2012
Actual Payment Date	6/15/2012
Days in accrual period (30/360)	30
Days in accrual period (act/360)	31
Note Distribution Account Deposit	$7,759,928.51
Certificate Distribution Account deposit	$375,050.19
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount	$7,189,203.43
Spread Account Initial Deposit	$18,798,220.61
Amount required to be deposited into the Collection Account during the calendar month	$8,352,892.99
Amounts to be paid to Backup Servicer as successor servicer to reimburse liquidation expenses	$0.00

Collateral Summary
Wtd. Average Discount Rate	5.700%
Beginning Contract Value	265,818,566.72
Scheduled Contract Value Decline	4,270,405.05
Unscheduled Contract Value Decline	2,918,798.38
Additional Contract Value Purchased	0.00
Ending Contract Value	258,629,363.28

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	265,818,566.72
Pool Balance as of end of last day of preceding Collection Period	265,818,566.72
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	258,629,363.28

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$8,352,892.99

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$8,352,892.99

Reinvestment Income (excluding Pre-funding Account)	$3,767.85
Reinvestment Income on Pre-funding Account)	$0.00

Total Collections + Reinvestment Income For The Period	$8,356,660.84

CNH Equipment Trust 2010-A
$268,750,000 Class A-1 0.35377% Asset Backed Notes due April 15, 2011
$172,000,000 Class A-2 0.810% Asset Backed Notes due August 15, 2012
$0 Class A-2b Floating Rate Asset Backed Notes
$396,000,000 Class A-3 1.54% Asset Backed Notes due July 15, 2014
$0 Class A-3b Floating Rate Asset Backed Notes
$205,210,000 Class A-4 2.49% Asset Backed Notes due January 15, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$32,224,000 Class B 4.04% Asset Backed Notes due September 15, 2016
$0 Asset Backed Certificate

Actual Payment Date	General	Party Receiving	6/15/2012
Purpose of	Fee or Expense
Calculation of Distributable Amounts	Fee or Expense	Amount
Backup Servicer Engaged?	NO
Current Backup Servicing Fee Due	$0.00
Past Due Backup Servicing Fee	$0.00
Total Backup Servicing Fee Due	Provide for backup servicer	SST	$0.00

CNH or SST?	CNH
Current Servicing Fee Due	$221,515.47
Past Due Servicing Fee	$0.00
Total Servicing Fee Due	Provide for servicer as required	NH Credit	$221,515.47
Company LLC
Current Administration Fee Due	$500.00	$166.67
Past Due Administration Fee	$0.00
Total Administration Fee Due	Provide for trust administrator	CNH Capital	$166.67
America LLC
Reimburseable Expenses of the Backup Servicer Due	$0.00
Past Due Reimburseable Expenses of the Backup Servicer	$0.00
Total Reimburseable Expenses of the Backup Servicer Due	To cover expenses of backup servicer	SST	$0.00

Reimburseable Expenses of the Servicer Due	$0.00
Past Due Reimburseable Expenses of the Servicer	$0.00
Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit	$0.00
Company LLC
Total Principal Balance of Notes (Beginning of Period)	$265,818,566.72
A-1 notes Beginning Principal balance	$0.00
A-2a notes Beginning Principal balance	$0.00
A-3a notes Beginning Principal balance	$28,384,566.72
A-4a notes Beginning Principal balance	$205,210,000.00
B notes Beginning Principal balance	$32,224,000.00
Coupon/	Swap Adj.
Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.35377%	0.35377%	act/360	$0.00
A-2a notes Current Interest Due	Fix	0.81000%	0.81000%	30/360	$0.00
A-3a notes Current Interest Due	Fix	1.54000%	1.54000%	30/360	$36,426.86
A-4a notes Current Interest Due	Fix	2.49000%	2.49000%	30/360	$425,810.75
B notes Current Interest Due	Fix	4.04000%	4.04000%	30/360	$108,487.47

A-1 notes Past Due Interest	$0.00
A-2a notes Past Due Interest	$0.00
A-3a notes Past Due Interest	$0.00
A-4a notes Past Due Interest	$0.00
B notes Past Due Interest	$0.00

A-1 notes Interest Due on Past Due Interest	$0.00
A-2a notes Interest Due on Past Due Interest	$0.00
A-3a notes Interest Due on Past Due Interest	$0.00
A-4a notes Interest Due on Past Due Interest	$0.00
B notes Interest Due on Past Due Interest	$0.00

A-1 notes Total Interest Due	$0.00
A-2a notes Total Interest Due	$0.00
A-3a notes Total Interest Due	$36,426.86
A-4a notes Total Interest Due	$425,810.75
B notes Total Interest Due	$108,487.47

A-1 notes Principal Due	$0.00
A-2a notes Principal Due	$0.00
A-3a notes Principal Due	$7,189,203.43
A-4a notes Principal Due	$0.00
Class B notes Principal Due	$0.00

Total notes Interest Due	$570,725.08
Total notes Principal Due	$7,189,203.43
Total notes Distributable Amount	$7,759,928.51

CNH Equipment Trust 2010-A
$268,750,000 Class A-1 0.35377% Asset Backed Notes due April 15, 2011
$172,000,000 Class A-2 0.810% Asset Backed Notes due August 15, 2012
$0 Class A-2b Floating Rate Asset Backed Notes
$396,000,000 Class A-3 1.54% Asset Backed Notes due July 15, 2014
$0 Class A-3b Floating Rate Asset Backed Notes
$205,210,000 Class A-4 2.49% Asset Backed Notes due January 15, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$32,224,000 Class B 4.04% Asset Backed Notes due September 15, 2016
$0 Asset Backed Certificate

Actual Payment Date	6/15/2012

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$8,356,660.84

Beginning Negative Carry Account	$0.00
Deposits from Negative Carry Account to Distribution Account	$0.00

Beginning Spread Account Balance	$18,798,220.61
Additional Deposit to Spread Account from Pre-funding	$0.00
Deposits from Spread Account to Distribution Account	$0.00

Beginning Principal Supplement Account	$0.00
Deposits from Principal Supplement Account to Distribution Account	$0.00

Beginning Pre-Funding Account Balance	$0.00
Deposits from Pre-funding Account to Distribution Account	$0.00

Total Cash Available	$8,356,660.84

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Backup Servicing Fee Paid	$0.00
Backup Servicing Fee Shortfall	$0.00
		8,356,660.84
Servicing Fee Paid	$221,515.47
Servicing Fee Shortfall	$0.00
		$8,135,145.37
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$8,134,978.70
Net Swap Payment Paid	$0.00
Net Swap Payment Shortfall	$0.00

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$8,134,978.70

Cash Available to Pay Note Interest	$8,134,978.70
Cash Available to Pay Termination Payment	$8,134,978.70

Class A-1 notes Interest Paid	$0.00
Class A-2a notes Interest Paid	$0.00
Class A-3a notes Interest Paid	$36,426.86
Class A-4a notes Interest Paid	$425,810.75
		$7,672,741.09
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$7,672,741.09
Class B notes Interest Paid	$108,487.47
Class B notes Interest Shortfall	$0.00
		$7,564,253.62
Class A-1 notes Principal Paid	$0.00
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$7,189,203.43
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		375,050.19
Deposits to Spread Account	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$375,050.19
Reimbursable expenses of the Backup Servicer Paid	$0.00
Reimbursable expenses of the Backup Servicer Shortfall	$0.00
		$375,050.19
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$375,050.19
Total Principal Balance of Notes (End of Period)	$258,629,363.28
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$0.00
A-3a notes Ending Principal balance	$21,195,363.28
A-4a notes Ending Principal balance	$205,210,000.00
B notes Ending Principal balance	$32,224,000.00

Release to Seller as Excess	$375,050.19	$375,050.19

CNH Equipment Trust 2010-A
$268,750,000 Class A-1 0.35377% Asset Backed Notes due April 15, 2011
$172,000,000 Class A-2 0.810% Asset Backed Notes due August 15, 2012
$0 Class A-2b Floating Rate Asset Backed Notes
$396,000,000 Class A-3 1.54% Asset Backed Notes due July 15, 2014
$0 Class A-3b Floating Rate Asset Backed Notes
$205,210,000 Class A-4 2.49% Asset Backed Notes due January 15, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$32,224,000 Class B 4.04% Asset Backed Notes due September 15, 2016
$0 Asset Backed Certificate

Actual Payment Date					6/15/2012

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$265,818,566.72	0.2474609	$247.46
A-1 notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-2a notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-3a notes Beginning Principal balance					$28,384,566.72	0.0716782	$71.68
A-4a notes Beginning Principal balance					$205,210,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$32,224,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$258,629,363.28	0.2407682	$240.77
A-1 notes Ending Principal balance		0.43	$268,750,000.00		$0.00	0.0000000	$0.00
A-2a notes Ending Principal balance		0.99	$172,000,000.00		$0.00	0.0000000	$0.00
A-3a notes Ending Principal balance		2.15	$396,000,000.00		$21,195,363.28	0.0535236	$53.52
A-4a notes Ending Principal balance		3.73	$205,210,000.00		$205,210,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.97	$32,224,000.00		$32,224,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$0.00	0.0000000	$0.00
Class A-2a notes Interest Paid					$0.00	0.0000000	$0.00
Class A-3a notes Interest Paid					$36,426.86	0.0000920	$0.09
Class A-4a notes Interest Paid					$425,810.75	0.0020750	$2.08
Class B notes Interest Paid					$108,487.47	0.0033667	$3.37

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$7,189,203.43	0.0181546	$18.15
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.90%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.2557%
Spread Account Test - Cumulative Net Loss Ratio					0.2443%
Spread Account Test Met	Original	September 15, 2011	March 15, 2012	September 15, 2012	YES
Required Spread Account Target	2.90%	2.00%	1.75%	1.50%	$18,798,220.61
Required Spread Account				March 15, 2013	$18,798,220.61
Beginning Spread Account Balance				1.15%	$18,798,220.61
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$18,798,220.61

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	25,839	2/28/10	3/25/10	1,074,184,034.92
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	25,839			1,074,184,034.92

Backup Servicer Account
Backup Servicer Account Initial Deposit					$150,000.00
Backup Servicer Account Beginning Balance					$0.00
Backup Servicer Account Expenses					$0.00
Backup Servicer Account Investment Earnings					$0.00
Backup Servicer Account Investment Earnings - Released to Seller					$0.00
Backup Servicer Account - Released to Seller
Ending Backup Servicer Account Balance					$0.00

Total Release to Seller					$596,732.33

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Sep-11	1.75%
Mar-12	2.50%
Sep-12	3.00%
Mar-13	3.50%
Second Prior Month Delinquency Ratio		0.2266%
Prior Month Delinquency Ratio		0.2711%
Current Month Delinquency Ratio		0.2696%
3 Month Average Delinquency Ratio		0.2557%

Test			Variance	Trigger
Current Distribution Date		6/15/2012
(1) Is current distribution month Sept, 2011 or March, 2012, or Sept, 2012 or March, 2013 ?		2
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		YES	2.2443%	2.50%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		YES

Cumulative Net Loss Ratio Test**
Payment Date
Sep-11	0.40%
Mar-12	0.55%
Sep-12	0.65%
Mar-13	0.75%
Cumulative Net Loss Ratio		0.2443%

Test			Variance	Trigger
(1) Is current distribution month Sept, 2011 or March, 2012, or Sept, 2012 or March, 2013 ?		2
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		YES	0.3057%	0.55%
If both (1) and (2) are “YES” then see next test below		YES

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at Sept 2011 and/or 1.75% at March 2012 and/or 1.50% at Sept 2012 and/or 1.15% at March 2013

		YES

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		11,944
Number of Loans at End of Period		11,718

Weighted Average Coupon on Receivables		4.42
Weighted Average Original Term on Receivables		59.28
Weighted Average Remaining Term on Receivables		28.01

Pool Factor		0.24077
A-1 Note Pool Factor		0.00000
A-2a Note Pool Factor		0.00000
A-3a Note Pool Factor		0.05352
A-4a Note Pool Factor		1.00000
B Note Pool Factor		1.00000
Unscheduled Contract Value Decline - monthly		2,918,798.38
Unscheduled Contract Value Decline - LTD		361,279,670.49

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		511	4.36%	7,494,486.41	2.85%
31-60 Days delinquent		72	0.61%	1,139,046.48	0.43%
61-90 Days delinquent		15	0.13%	426,142.84	0.16%
91-120 Days delinquent		7	0.06%	284,222.43	0.11%
121-150 Days delinquent		3	0.03%	232,073.80	0.09%
151-180 Days delinquent		3	0.03%	357,992.67	0.14%
181 + Days delinquent		45	0.38%	812,333.35	0.31%
TOTAL	(Delinquency data is for total contract balance past due)	656	5.60%	10,746,297.98	4.09%

Scheduled Amounts 30 - 59 days past due		$115,961.25	0.04%
Scheduled Amounts 60 days or more past due		$697,157.26	0.27%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (1)		$ 97,311.98	15	$ 2,329,032.04	325

Net Loss as % of the Average Portfolio Balance		0.037%		0.888%
Net Loss as a % of the Initial Deal Size		0.009%		0.217%
Average Net Loss on all assets that have experienced a net loss		6,487.47		7,166.25

Realized Losses

Net Losses on Liquidated Receivables		$97,311.98	0.04%
Write Down Amount on 180 Day Receivables		$46,664.83
Monthly Realized Losses (Total)		$143,976.81

Cumulative Net Losses on Liquidated Receivables		$2,329,032.04
Cumulative Write Down Amount on 180 Day Receivables		$295,165.37
Cumulative Realized Losses (Total)		$2,624,197.41

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$327,820.09
Repossessed Equipment not Sold or Reassigned (End)		$609,342.79

Outstanding Balance of 180 Day Receivables (Beg of month)		$821,679.03
Outstanding Balance of 180 Day Receivables (End of month)		$985,409.77

(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period,  re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount		Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

4/15/2010
5/17/2010
6/15/2010
7/15/2010
8/16/2010
9/15/2010
10/15/2010
11/15/2010
12/15/2010
1/17/2011
2/15/2011
3/15/2011
4/15/2011

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		0.00
3. Final Scheduled Maturity Date		April 15, 2011

Distribution Amount		Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		0.00	27,200.72	425,810.75

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		0.00	21,195,363.28	205,210,000.00
3. Final Scheduled Maturity Date		August 15, 2012	July 15, 2014	January 15, 2016

Distribution Amount		Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		108,487.47

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		32,224,000.00
3. Final Scheduled Maturity Date		September 15, 2016